LOOMIS SAYLES FUNDS

Supplement dated June 30, 2016 to the Loomis Sayles Fund Statements of Additional information, dated February 1, 2016 as may be revised or supplemented from time to time, for the following funds.

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES FIXED INCOME FUND

Effective June 30, 2016, Brian P. Kennedy has joined the portfolio management team of the Loomis Sayles Bond Fund and Loomis Sayles Fixed Income Fund.

The following information supplements the sub-section[s “Portfolio Managers’ Management of Other Accounts” and] “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

As of September 30, 2015 (and as of May 31, 2016 for Brian P. Kennedy), the portfolio managers of the Funds managed other accounts in addition to managing one or more of the Funds. The following table provides information on the other accounts managed by each portfolio manager.

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Brian P. Kennedy	3	$8.2 billion	0	$0	4	$2.8 billion	0	$0	31	$1.8 billion	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of September 30, 2015 (and as of May 31, 2016 for Brian P. Kennedy), the portfolio managers had the following ownership in the Funds:

Name of Portfolio Manager	Fund(s) Managed	Dollar Range of Equity Securities Invested*
Brian P. Kennedy	Loomis Sayles Bond Fund Loomis Sayles Fixed Income Fund Loomis Sayles Investment Grade Fixed Income Fund	E A B

* A. None	E. $100,001 - $500,000
B. $1 - 10,000	F. $500,001 - $1,000,000
C. $10,001 - $50,000	G. over $1,000,000
D. $50,001 - $100,000

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Institutional High Income Fund	Loomis Sayles Small/Mid Cap Growth Fund

Effective July 1, 2016, James P. Palermo has been appointed as an Independent Trustee to the Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II and Gateway Trust (the “Trusts”). Accordingly, the following is hereby added to the “Independent Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)”:

Name and Year of Birth	Position(s) Held with the Trusts, Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

James P. Palermo (1955)	Trustee since 2016 Contract Review Committee Member	Founding Partner, Breton Capital Management, LLC (private equity); formerly, Chief Executive Officer of Global Client Management of The Bank of New York Mellon Corporation	43 None	Financial services industry and executive experience, including roles as chief executive officer of client management and asset servicing for a banking and financial services company

[1]	Each Trustee serves until retirement, resignation or removal from the Board. The current retirement age is 75. The position of Chairperson of the Board is appointed for a three-year term. Ms. Moose was appointed to serve an additional three-year term as the Chairperson of the Board on December 13, 2013.
[2]	The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”) and, Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”) (collectively, the “Fund Complex”).

Effective July 1, 2016, Coleen Downs Dineen has resigned as Secretary, Clerk and Chief Legal Officer of the Trusts. Russell L. Kane has been appointed as Secretary, Clerk and Chief Legal Officer of the Trust and Rosa Licea-Mailloux has been appointed as Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer of the Trusts. Accordingly, the “Officers of the Trust” table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)” is hereby amended and restated as follows:

Name and Year of Birth	Position(s) Held with the Trusts	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years[2]

OFFICERS OF THE TRUST

Daniel J. Fuss (1933) One Financial Center Boston, MA 02111	Executive Vice President of Loomis Sayles Funds I and Loomis Sayles Funds II	Since June 2003	Vice Chairman and Director, Loomis, Sayles & Company, L.P.

Russell L. Kane (1969)	Secretary, Clerk, and Chief Legal Officer	Secretary, Clerk and Chief Legal Officer since July 2016	Executive Vice President, General Counsel, Secretary and Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Michael C. Kardok (1959)	Treasurer, Principal Financial and Accounting Officer	Since October 2004	Senior Vice President, NGAM Advisors, L.P. and NGAM Distribution, L.P.

Rosa Licea-Mailloux (1976)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since July 2016	Chief Compliance Officer for Mutual Funds, Senior Vice President, Deputy General Counsel, Assistant Secretary and Assistant Clerk, NGAM Distribution Corporation, NGAM Advisors, L.P. and NGAM Distribution, L.P.; formerly, Associate General Counsel, NGAM Distribution, L.P.

[1]	Each officer of the Trusts serves for an indefinite term in accordance with the Trusts’ current by-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.
[2]	Each person listed above holds the same position(s) with the Fund Complex. Mr. Fuss is not an officer of the Natixis Funds Trusts. Previous positions during the past five years with NGAM Distribution, L.P., NGAM Advisors, L.P. or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a trustee’s or officer’s current position with such entity.

Effective July 1, 2016, James P. Palermo has become a member of the Contract Review Committee. Accordingly, the list of the members of the Contract Review Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)/Funds” is hereby replaced with the following:

Contract Review Committee
Peter J. Smail – Chairman
Wendell J. Knox
Martin T. Meehan
James P. Palermo
Cynthia L. Walker

As of March 31, 2016 James P. Palermo did not own shares of any Fund overseen by the Board of Trustees for the Loomis Sayles Funds.

LOOMIS SAYLES BOND FUND

LOOMIS SAYLES GLOBAL BOND FUND

LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Effective immediately, the first paragraph under “Distributions” is hereby amended and restated as follows:

As described in the Prospectus, it is the policy of each Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. Each Fund expects to distribute substantially all of its net realized long- and short-term capital gains annually (or, in the case of short-term gains, more frequently than annually if determined by the Fund to be in the best interest of shareholders), after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as distributions of net investment income and net realized capital gains, if any, are made at least annually. A Fund’s distribution rate fluctuates over time for various reasons, and there can be no assurance that a Fund’s distributions will not decrease or that a Fund will make any distributions when scheduled. For example, foreign currency losses potentially reduce or eliminate, and have in the past reduced and eliminated, regularly scheduled distributions for certain funds.